Finance and operating lease agreements (Tables)	12 Months Ended
Dec. 31, 2017
Finance and operating lease agreements
Summary of finance leases
	2017			2016
		Accumulated
	Cost	depreciation	Net	Net

Oxygen and chemical facilities	140,902	(50,530)	90,372	44,968

	140,902	(50,530)	90,372	44,968

Schedule of future minimum payments due for financing leases
Years	Present value	Future value

2018	13,275	20,460
2019 to 2023	56,282	83,778
After 2024	29,061	30,493

	98,618	134,731

Schedule of future minimum payments due for operating leases

At December 31, 2017, minimum payments of future operating leases are as follows:

		Coastal	Ocean
Years	Land leases	transport	transport

2018	178,004	78,827	106,090
2019 to 2020	343,792	157,654	212,180
2021 to 2023	427,108	236,481	318,270
After 2024	894,833		1,753,329

	1,843,737	472,962	2,389,869